Transamerica 60-40 Allocation VP Expense Example - Transamerica 60-40 Allocation VP - Service	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	465
Expense Example, with Redemption, 10 Years	$ 1,056